Financial instruments (Details Narrative) - USD ($)				12 Months Ended
	Apr. 16, 2021	Mar. 17, 2021	Mar. 17, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Additional shares acquired	654,758	29,895,754,000
Payments to acquire or redeem entity's shares	$ 136		$ 6,220,000			$ 8,103,000